Cover	Feb. 01, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) is being filed by Steele Creek Capital Corporation (the “Company”) for the purpose of amending Item 3.02 Unregistered Sales of Equity Securities of that certain Current Report on Form 8-K originally filed by the Company with the U.S. Securities and Exchange Commission (“SEC”) on February 2, 2024 (the “Original Form 8-K”) As indicated in the Original Form 8-K, this Amendment is being filed to provide the determination of the per share purchase price and number of shares sold in connection with a sale of common stock on February 1, 2024.
Document Period End Date	Feb. 01, 2024
Entity File Number	000-00000
Entity Registrant Name	Steele Creek Capital Corporation
Entity Central Index Key	0001817825
Entity Tax Identification Number	85-1327288
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	201 S. College Street
Entity Address, Address Line Two	Suite 1690
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28244
City Area Code	(704)
Local Phone Number	343-6011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false